Unbilled Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current unbilled revenue	$ 12,073,778	$ 14,106,631
Long-term unbilled revenue	26,870,908	28,371,625
Total	$ 38,944,686	$ 42,478,256
Current unbilled revenue [Member] | Two Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk	90.00%	76.00%
Long-term unbilled revenue [Member] | Two Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk		100.00%
Long-term unbilled revenue [Member] | One Customer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk	100.00%